Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares												12 Months Ended
	Dec. 15, 2023	Sep. 15, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022	Dec. 15, 2021	Sep. 29, 2021	Jun. 15, 2021	Mar. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share	$ 0.35	$ 0.25	$ 0.25	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 1.05	$ 0.40	$ 0.40